Income taxes - Effective Tax Rate Reconciliation (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Tax Rate Reconciliation, Percentage [Abstract]
U.S. statutory income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%
Effective Tax Rate Reconciliation [Abstract]
Tax expense at U.S. statutory rate					$ 342	$ 274	$ 306
State tax, net of federal tax benefit					46	47	40
Permanently disallowed deductions					7	5	4
Tax rate differentials					(14)	(6)	(12)
Uncertain tax positions					15	33	25
Prior year accrual adjustment					(24)	21	15
Withholding tax / minimum taxes					28	3	3
Depletion adjustment					(19)	(17)	(14)
Other					(13)	1	(1)
Total income tax expense	$ 150	$ 155	$ 226	$ 293	$ 368	$ 361	$ 366
Effective income tax rate	21.80%	22.00%	20.50%	23.10%	22.60%	27.80%	25.10%